AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 17, 2020.

No. 811-22704

No. 333-180879

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 130	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 132	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of Principal Executive Offices, Zip Code)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Corporation Service Company

2711 Centreville Road

Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On date pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On date pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

August 17, 2020

Cambria Global Real Estate ETF (BLDG)

Cambria Buyout ETF (LBO)

Cambria Venture ETF (VCAP)

This Prospectus provides important information about each of the Funds listed above (each, a “Fund” and, collectively, the “Funds”), each a series of Cambria ETF Trust (the “Trust”), that you should know before investing. Please read it carefully and keep it for future reference.

Shares of each Fund (“Shares”) are or will be listed and traded on CBOE BZX Exchange, Inc. (the “Exchange”).

the U.S. Securities and Exchange Commission (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be available on the Funds’ website (www.cambriafunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Funds’ Statement of Additional Information dated August 17, 2020 (the “SAI”) (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

1

FUND SUMMARY

Cambria Global Real Estate ETF

Investment Objective

The Fund seeks income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%

*	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

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Principal Investment Strategies

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, primarily in the securities of domestic and foreign, including developed and emerging market, companies principally engaged in the real estate sector and real-estate related industries (collectively, “real estate companies”) that exhibit favorable multi-factor metrics, such as value, quality and momentum, according to a quantitative methodology developed by Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”). For investment purposes, real estate companies are defined as (i) exchange-listed real estate investment trusts (“REITs”) and (ii) companies included in the real estate sector according to the Standard & Poor’s Global Industry Classification Standards (GICS). A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be invested in the securities of real estate companies.

Cambria selects Fund securities by beginning with the broad global universe of real estate companies and using its quantitative methodology to screen for securities that pass certain market capitalization and liquidity requirements. Cambria then utilizes a proprietary algorithm to identify the securities of real estate companies that are attractive from a multi-factor perspective. Cambria’s algorithm identifies companies based on (i) value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, funds from operations (FFO), dividend yield, and enterprise multiple (EV/EBITDA), (ii) quality metrics, such as accruals or debt/asset ratios, and (iii) momentum metrics, including trailing (preceding) 12-month total returns. For additional information about the algorithm and its multi-factor metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. With respect to momentum metrics, momentum is defined as an upward (positive) or downward (negative) price movement of a security (or an asset class), generating positive or negative investment returns, over the course of a predefined observation period. Cambria uses traditional stock-price momentum metrics. As an example, 12-month momentum would be calculated by observing the company’s stock returns during the trailing 12-month period. A company’s 12-month total returns include any dividends realized during this observation period, which spans from a recent end date to a start date 12 months prior.

Under normal market conditions, at least 40% of the Fund is expected to be composed of real estate companies issued and listed outside the United States that, in the aggregate, are tied economically to a number of countries throughout the world. As of the date of this Prospectus, the Fund had significant investment exposure to real estate companies issued and listed in Australia, Europe, and Singapore.

The Fund concentrates (holds more than 25% of) its assets in real estate-related industries. Securities of “real estate-related industries” means securities classified in one of these two industries of the real estate sector, as determined by GICS: (1) equity REITs and (2) real estate management and development.

Within each of the two broad global regions, United States and ex-United States, Cambria selects the top 50 real estate companies, based on the application of its algorithm, used in conjunction with its quantitative, multi-factor methodology, and weights these 100 companies equally in its final portfolio. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

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Principal Risks

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Funds’ Risks” and “Additional Non-Principal Risk Information.”

Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Concentration Risk. The Fund’s investments are concentrated in real estate-related industries, and the Fund may be susceptible to loss due to adverse occurrences affecting these industries.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments.

Cyber Security Risk. The Fund may be susceptible to operational and information security risks resulting from a breach in the Fund’s cyber security, including cyber-attacks against the Fund, third-party service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

4

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Australia Risk. Australia’s economy depends heavily on agricultural and mining sector exports as well as the economies of its key trading partners, including China, the United States, and Japan. Conditions that weaken the price and demand for its exports and/or natural resources and commodities, in general, could have a significant, negative impact on the Australian economy as a whole.

Europe Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. In addition, the United Kingdom has formally exited the EU (“Brexit”). Although it remains unclear what the potential consequences of Brexit may be, the economies of Europe and the United Kingdom, as well as the broader global economy, could be significantly impacted by Brexit, which may result in lower economic growth and increased volatility and illiquidity across global markets.

Singapore Risk. The economy of Singapore is heavily dependent on international trade and exports. Conditions that weaken demand for its products in the Asian region or worldwide could have a significant, negative impact on Singapore’s economy as a whole. Singapore’s economy may also be particularly vulnerable to external market changes due to the country’s small size.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

5

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Momentum Investing Risk. Securities that have previously exhibited price momentum may be more volatile than a broad cross-section of securities and their returns may be less than the returns of the overall stock market or other styles of investing. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and select stocks, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

REIT Risk. In addition to the risks associated with the direct ownership of real estate and real estate-related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. As a result, investments in REITs may be volatile. REITs also have their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

6

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. Value investments tend to underperform in growth markets.

Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Investment Adviser

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

Portfolio Manager

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in September 2020.

Purchase and Sale of Fund Shares

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

7

Tax Information

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

FUND SUMMARY

Cambria Buyout ETF

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%
*	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

9

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities. The Fund does not include, and the Fund does not invest in, private equity funds.

Cambria Investment Management, L.P. (“Cambria”) serves as the Fund’s investment adviser and uses a proprietary algorithm designed to generate returns that mimic the returns of U.S. private equity funds. Private equity funds traditionally are not listed on public exchanges and typically invest directly in private companies and/or acquire controlling interests in public companies and turn them private through a buyout process. To achieve such returns, Cambria’s algorithm identifies and selects U.S. exchange-listed equities that exhibit factor characteristics commonly associated with the equity securities of private companies held by private equity funds. These factors include, but are not limited to, a company’s size, valuation, debt practices, and revenue growth. Cambria believes that a composite approach using multiple related factors to rank the available stock universe can improve the robustness of the Fund’s portfolio versus a reliance on any one factor in stock selection.

To be eligible for inclusion in the Fund, equity securities must pass certain market capitalization and liquidity requirements. The eligible Fund universe will be comprised of U.S. equities with a market capitalization greater than $100 million and less than $50 billion. Cambria’s proprietary algorithm will tend to select stocks of companies that (i) have smaller market capitalizations, (ii) have higher long-term debt, (iii) are engaged in debt reduction, and (iv) are priced inexpensively relative to the market. Cambria’s algorithm also identifies companies based on their revenue growth and value metrics, including, but not limited to, price-to-earnings (P/E) ratio and enterprise multiple (EV/EBITDA). For additional information about the algorithm and its value metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund will be comprised of, approximately, the top 50 stocks as determined by Cambria’s proprietary valuation algorithm and will be approximately equally weighted. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy. As of the date of this Prospectus, the Fund had significant investment exposure to the industrial, information technology and materials sectors.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and may experience high portfolio turnover. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Principal Risks

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Funds’ Risks” and “Additional Non-Principal Risk Information.”

10

Cyber Security Risk. The Fund may be susceptible to operational and information security risks resulting from a breach in the Fund’s cyber security, including cyber-attacks against the Fund, third-party service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity, credit and fixed-income markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

11

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Private Equity Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. private equity funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. private equity funds. The Fund does not invest in private equity funds nor does it invest directly in the companies funded by private equity funds. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies held by private equity funds may not be the same factors that generate returns for private equity funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. private equity funds.

Private Equity Investing Style Risk. Private equity funds typically invest directly in private companies and/or public companies they wish to turn private through a buyout process. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with the private and public companies held by private equity funds. As such, the Fund is subject to many of the same risks. For example, these companies may hold significant debt, have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also be subject to greater volatility. Further, there is no guarantee that any company exhibiting these characteristics will either be purchased by a private equity fund and enter the buyout process or be successfully repackaged and returned to the public marketplace as an initial public offering.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Sector Risk. To the extent that the Fund invests a significant portion of its assets in a particular economic sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

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Industrial Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Investment Adviser

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

Portfolio Manager

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception.

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Purchase and Sale of Fund Shares

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

Tax Information

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

Cambria Venture ETF

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%
*	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

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Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities. The Fund does not include, and the Fund does not invest in, venture capital funds or venture capital start-up companies.

Cambria Investment Management, L.P. (“Cambria”) serves as the Fund’s investment adviser and uses a proprietary algorithm designed to generate returns that mimic the returns of U.S. venture capital funds. Venture capital funds are not listed on public exchanges and typically invest directly in private companies to provide equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. These companies tend to have short operating histories that involve novel technology, products and services. To achieve such returns, Cambria’s algorithm identifies and selects U.S. exchange-listed equities that exhibit factor characteristics commonly associated with the equity securities of private companies funded by venture capital funds. These factors include, but are not limited to, a company’s size, valuation and leverage. Cambria believes that a composite approach using multiple related factors to rank the available stock universe can improve the robustness of the Fund’s portfolio versus a reliance on any one factor in stock selection.

To be eligible for inclusion in the Fund, equity securities must pass certain market capitalization and liquidity requirements. The eligible Fund universe will be comprised of U.S. equities with a market capitalization greater than $100 million and less than $10 billion. Cambria’s proprietary algorithm will tend to select stocks of companies that (i) have shorter operating histories, (ii) have smaller market capitalizations, and (iii) are priced inexpensively relative to the market. Cambria’s algorithm also identifies companies based on their leverage (e.g., a company’s debt/asset ratio) and value metrics, including, but not limited to, price-to-earnings (P/E) ratio and enterprise multiple (EV/EBITDA). In addition, Cambria’s algorithm will tend to allocate Fund assets to companies in industries favored by venture capital firms, including industries within the health care and information technology sectors. For additional information about the algorithm and its value metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund will be comprised of, approximately, the top 50 stocks as determined by Cambria’s proprietary valuation algorithm and will be approximately equally weighted. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy. As of the date of this Prospectus, the Fund had significant investment exposure to the health care, industrial, information technology and materials sectors.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and may experience high portfolio turnover. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Principal Risks

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Funds’ Risks” and “Additional Non-Principal Risk Information.”

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Cyber Security Risk. The Fund may be susceptible to operational and information security risks resulting from a breach in the Fund’s cyber security, including cyber-attacks against the Fund, third-party service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity, credit and fixed-income markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

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Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Sector Risk. To the extent that the Fund invests a significant portion of its assets in a particular economic sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrial Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

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Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Venture Capital Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. venture capital funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. venture capital funds. The Fund does not invest in venture capital funds or venture capital start-up companies. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies funded by venture capital funds may not be the same factors that generate returns for venture capital funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital funds.

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with private companies held by venture capital funds. As such, the Fund is subject to many of the same risks. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also (i) hold significant debt; (ii) engage in a rapidly changing business environment with products subject to obsolescence; (iii) rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; (iv) depend on an inexperienced management team; and (v) be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

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Investment Adviser

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

Portfolio Manager

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception.

Purchase And Sale of Fund Shares

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

Tax Information

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Information About The Funds’ Investment Strategies and Risks

Additional Information About the Funds’ Strategies

This Prospectus does not describe all of the Funds’ investment practices. For more information about other types of investments a Fund may make, and about the risks of investing in each Fund, please see the Funds’ SAI, which is available upon request. Each Fund’s investment objective is a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.

All Funds. Each Fund uses a proprietary algorithm to select companies based, in part, on traditional value metrics, which may include some or all of the following metrics: P/S ratio, P/E ratio, FFO, and EV/EBITDA.

•	P/S ratio, or price-to-sales ratio, refers to a valuation ratio that compares a company’s stock price to its revenues;
•	P/E ratio, or price-to-earnings ratio, refers to a valuation ratio that compares a company’s stock price to its earnings;
•	FFO, or funds from operations, refers to the figure used by REITs to define cash flow from operations; and
•	EV/EBITDA, or the enterprise multiple, is a ratio used to determine the value of a company by dividing a company’s enterprise value (EV) by its earnings before interest, taxes, depreciation, and amortization (EBITDA). A company’s EV is calculated by adding together its market capitalization, value of debt, minority interest, and preferred shares and subtracting its cash and cash equivalents.

Cambria Global Real Estate ETF. With respect to momentum metrics, momentum is defined as an upward (positive) or downward (negative) price movement of a security (or an asset class), generating positive or negative investment returns, over the course of a predefined observation period. For example, Cambria measures a company’s stock-price momentum by observing the company’s stock returns during the trailing 12-month period. Trailing 12-month returns are calculated by measuring the performance of a security’s price between a recent end date and a start date 12 months prior. The 12-month period is simply an observation period, and does not correspond to a fiscal or a calendar year, unless by pure coincidence. Total returns are obtained by including any dividends realized during this period, whereas price returns ignore dividends.

As of the date of this Prospectus, the Adviser defines developed markets and emerging markets as described in the following table, which is subject to change in the future.

Developed		Emerging
Austria [1]	Japan [3]	Brazil [2]	Mexico [2]
Australia [3]	Luxembourg [1]	Chile [2]	Morocco [1]
Belgium [1]	Netherlands [1]	China [3]	Peru [2]
Canada [2]	New Zealand [3]	Colombia [2]	Philippines [3]
Denmark [1]	Norway [1]	Czech Republic [1]	Poland [1]
Finland [1]	Portugal [1]	Egypt [1]	Russia [1]

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Developed		Emerging
France [1]	Singapore [3]	Hungary [1]	South Africa [1]
Germany [1]	South Korea [3]	India [3]	Taiwan [3]
Greece [1]	Spain [1]	Indonesia [3]	Thailand [3]
Hong Kong [3]	Sweden [1]	Malaysia [3]	Turkey [1]
Ireland [1]	Switzerland [1]
Israel [1]	UK [1]
Italy [1]	USA [2]
1 EMEA = Europe, Middle East and Africa		3 APAC = Asia Pacific
2 AME = Americas

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, each of the Funds may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments. The Funds may be invested in these instruments for extended periods, depending on Cambria’s assessment of market conditions. Debt securities and money market instruments include shares of mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are BBB or higher. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds, it would bear its pro rata portion of such money market fund’s advisory fees and operational fees.

Additional Information About the Funds’ Risks

This section provides additional information about the risks of investing described under “Principal Risks” in the Fund Summary for each of the following Funds: Cambria Global Real Estate ETF (BLDG), Cambria Buyout ETF (LBO) and Cambria Venture ETF (VCAP). Each Fund’s principal risks are presented below in alphabetical order to facilitate investors’ ability to find particular risks and compare them with the risks of other funds.

Principal Risks	BLDG	LBO	VCAP
Cash Redemption Risk	X
Concentration Risk	X
Real Estate Investments Risk	X
Currency Strategies Risk	X
Cyber Security Risk	X	X	X
Emerging Markets Risk	X
Equity Investing Risk	X	X	X
Foreign Investment Risk	X	X	X
Geographic Investment Risk	X
Australia Risk	X

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Principal Risks	BLDG	LBO	VCAP
Europe Risk	X
Singapore Risk	X
International Closed-Market Trading Risk	X
Investment Risk	X	X	X
Large Capitalization Company Risk	X
Management Risk	X	X	X
Market Events Risk	X	X	X
Micro Capitalization Company Risk		X	X
Momentum Investing Risk	X
Portfolio Turnover Risk		X	X
Premium-Discount Risk	X	X	X
Private Equity Correlation Risk		X
Private Equity Investing Style Risk		X
Quantitative Security Selection Risk	X	X	X
REIT Risk	X
Secondary Market Trading Risk	X	X	X
Sector Risk		X	X
Health Care Sector Risk			X
Industrial Sector Risk		X	X
Information Technology Sector Risk		X	X
Materials Sector Risk		X	X
Small and Medium Capitalization Company Risk	X	X	X
Value Investment Risk	X
Venture Capital Correlation Risk			X
Venture Capital Investing Style Risk			X

Principal Risks

Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

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Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular sector, industry or group of industries, the Fund may be susceptible to loss due to adverse occurrences affecting that industry or group of industries. The Fund is concentrated in real estate-related industries.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictability affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, forward contracts, money market instruments or other high quality debt securities, or investment companies that invest in those instruments. To the extent that a foreign government moves to devalue a currency to which the Fund has exposure, such action could cause the Fund to lose money.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

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Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities are subject to special risks, including the following:

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares, and may cause the Fund to decline in value.

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Currency Risk. The Fund’s net asset value is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, economic and political conditions and changes in tax, regulatory, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Australia Risk. Australia’s economy depends heavily on agricultural and mining sector exports as well as the economies of its key trading partners, including China, the United States, and Japan. Conditions that weaken the price and demand for its exports and/or natural resources and commodities, in general, could have a significant, negative impact on the Australian economy as a whole.

Europe Risk. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels in several European countries, including Greece, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

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An investment in issuers located or operating in Eastern Europe may subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Eastern Europe. Economies of certain Eastern European countries rely heavily on the export of commodities, including oil, gas, and certain metals. As a result, such economies may be impacted by international commodity prices and are particularly vulnerable to global demand for these products. Geopolitical events, acts of terrorism, and other instability in certain Eastern European countries may cause uncertainty in their financial markets and adversely affect the performance of the issuers to which the Fund has exposure. The securities markets in some Eastern European countries are substantially smaller and less developed, with less government supervision and regulation of stock exchanges, and may be less liquid and more volatile than securities markets in the United States or Western European countries.

Other risks related to investing in securities of issuers located or operating in Eastern Europe include: delays in transaction settlements, the risk of relying on foreign sub-custodians, the risk that ownership of the Fund’s securities may become disputed, the absence of legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in issuers located or operating in Eastern Europe as a result of expropriation; and certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

In June 2016, the United Kingdom voted in a referendum to leave the EU. As a result of the referendum, S&P downgraded the United Kingdom’s credit rating from “AAA” to “AA” and the EU’s credit rating from “AA+” to “AA” in the days that followed the vote. Other credit ratings agencies have taken similar actions. On March 29, 2017, the United Kingdom invoked article 50 of the Lisbon Treaty, notifying the European Council of the United Kingdom’s intention to withdraw from the EU by the end of March 2019. However, after two years of negotiating the United Kingdom’s withdrawal from the EU, this date has been extended until October 31, 2019 and subsequently extended until January 31, 2020, on which date the United Kingdom formally exited the EU. During an 11-month transition period, the United Kingdom, including its businesses and people, will continue to abide by applicable EU rules, honor the United Kingdom’s trade relationships with EU countries, and prepare for the new post-Brexit rules to take effect on January 1, 2021. The impact of Brexit on the United Kingdom, the EU and global markets remains unclear and will depend largely upon the United Kingdom’s ability to negotiate favorable terms with the EU with respect to trade and market access during the transition period. The uncertainty associated with the Brexit process as well as the consequences that follow from its outcome could (i) adversely affect European or worldwide political, regulatory, economic, or market conditions, (ii) contribute to instability in global political institutions, regulatory agencies, and financial markets, and (iii) impact the volatility of exchange rates and interest rates. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the United Kingdom and EU is defined and the United Kingdom determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests.

Singapore Risk. The economy of Singapore is heavily dependent on international trade and exports. Conditions that weaken demand for its products in the Asian region or worldwide could have a significant, negative impact on Singapore’s economy as a whole. Singapore’s economy may also be particularly vulnerable to external market changes due to the country’s small size.

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International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

Management Risk. The Fund is actively managed and uses proprietary investment strategies and processes. There can be no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected. Securities selected by Cambria may not perform as expected. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in equity, credit and fixed-income markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

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Momentum Investing Risk. The Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher portfolio turnover rates. This may increase the Fund’s brokerage commission costs. The performance of the Fund could be negatively impacted by the increased brokerage commission costs incurred by the Fund. Rapid portfolio turnover may also result in a substantial amount of distributions from the Fund to be taxed as ordinary income, which may limit the tax efficiency of the Fund.

Premium-Discount Risk. Shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Private Equity Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. private equity funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. private equity funds. The Fund does not invest in private equity funds nor does it invest directly in the companies funded by private equity funds. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies held by private equity funds may not be the same factors that generate returns for private equity funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. private equity funds.

Private Equity Investing Style Risk. Private equity funds typically invest directly in private companies and/or public companies they wish to turn private through a buyout process. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with the private and public companies held by private equity funds. As such, the Fund is subject to many of the same risks. For example, these companies may hold significant debt, have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also be subject to greater volatility. Further, there is no guarantee that any company exhibiting these characteristics will either be purchased by a private equity fund and enter the buyout process or be successfully repackaged and returned to the public marketplace as an initial public offering.

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Quantitative Security Selection Risk. Data for some issuers, particularly for emerging market issuers, may be less available and/or less current than data for issuers in other markets. Cambria uses quantitative techniques to generate investment decisions and select stocks. Cambria may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of a security’s value and its effectiveness can change over time. These changes may not be adequately reflected in the quantitative model.

REIT Risk. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs trade like stocks and may qualify for special tax considerations. In addition to the risks associated with the direct ownership of real estate and real estate-related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. As a result, investments in REITs may be volatile. REITs also have fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Sector Risk. To the extent that the Fund invests a significant portion of its assets in a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. Companies in the health care sector are regulated extensively by the government and their profits can be significantly affected by, among other things, the rising costs of medical products and services, restrictions on the government’s reimbursement for medical expenses, price controls, and expenses associated with the drug approval process, including research and development. Health care companies also rely upon the protection of patents and may be adversely impacted by lapsing patents or the cost associated with defending a patent through litigation. These companies may also be negatively affected by technological developments or industry innovations that make their drugs, treatments, or medical products obsolete. Health care companies are also subject to litigation based on product liability and related claims.

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Industrial Sector Risk. The industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the industrial sector may also be adversely affected by changes or trends in commodity prices, which may be unpredictable.

Information Technology Sector Risk. Technology companies are characterized by periodic new product introductions, innovations and evolving industry standards, and, as a result, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the technology sector are often smaller and less experienced companies and may be subject to greater risks than larger companies; these risks may be heightened for technology companies in foreign markets. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, changes in consumer and business purchasing patterns, unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, a rising interest rate environment tends to negatively affect companies in the technology sector because, in such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Finally, while all companies may be susceptible to network security breaches, certain companies in the technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Issuers in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. The Fund’s performance also may be affected adversely if value stocks become unpopular with or lose favor among investors. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Venture Capital Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. venture capital funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. venture capital funds. The Fund does not invest in venture capital funds or venture capital start-up companies. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies funded by venture capital funds may not be the same factors that generate returns for venture capital funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital funds.

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with private companies held by venture capital funds. As such, the Fund is subject to many of the same risks. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also (i) hold significant debt; (ii) engage in a rapidly changing business environment with products subject to obsolescence; (iii) rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; (iv) depend on an inexperienced management team; and (v) be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

Additional Non-Principal Risk Information

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, Shares may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to net asset value and face delisting.

Cash and Cash Equivalents Holdings Risk. Each Fund may invest in cash and cash equivalents for indefinite periods of time when Cambria determines the prevailing market environment warrants doing so. When a Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.

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Operational Risk. Each Fund and its service providers, including Cambria, the Fund’s administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures. Any such disruptions may have an adverse impact on the Fund. Although the Fund and its service providers seek to reduce these operational risks through their internal controls and processes, it may not be possible to identify and develop policies and controls to address all such risks.

Securities Lending. Although each Fund is indemnified by the Fund’s securities lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Fund bears the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, the Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for the Fund.

FUND MANAGEMENT

Cambria Investment Management, L.P. acts as each Fund’s investment adviser. Cambria is located at 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Cambria was founded in 2006 and managed approximately $766 million in assets as of July 31, 2020.

Cambria is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. Cambria continuously reviews, supervises, and administers the Funds’ investment programs. Cambria has entered into an investment advisory agreement (the “Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, each Fund pays Cambria an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below.

Fund	Advisory Fee
Cambria Global Real Estate ETF	0.59%
Cambria Buyout ETF	0.59%
Cambria Venture ETF	0.59%

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement with respect to the Cambria Global Real Estate ETF will be available in the Fund’s semi-annual report to shareholders dated October 31, 2020. A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement with respect to the Cambria Buyout ETF and the Cambria Venture ETF will be available in the Fund’s first annual or semi-annual report to shareholders.

Cambria bears all of the costs of the Fund, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a majority of the outstanding Shares of the Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

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Portfolio Manager

Mebane T. Faber is the portfolio manager primarily responsible for the day-to-day management of each of the Funds.

Mebane T. Faber, Chief Investment Officer and Portfolio Manager

Mr. Faber has been co-founder and the Chief Investment Officer of Cambria since 2006, Chief Executive Officer of Cambria since 2018, and has been portfolio manager of each Fund since its inception. Mr. Faber is the manager of Cambria’s separate accounts and private investment funds for accredited investors. He is also President of the Trust and an interested trustee and the Chairman of the Trust’s Board of Trustees. Mr. Faber is also the author of the Mebane Faber Research blog, author of Shareholder Yield, and the co-author of The Ivy Portfolio: How to Invest Like the Top Endowments and Avoid Bear Markets. Mr. Faber graduated from the University of Virginia with a double major in Engineering Science and Biology.

The Funds’ SAI provides additional information about the portfolio manager, including other accounts managed, ownership in the Funds, and compensation.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as the distributor of Creation Units (defined below) for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203, is the administrator and fund accountant for the Funds.

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the transfer agent and custodian for the Funds.

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, District of Columbia 20004, serves as legal counsel to the Funds.

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

DISCLAIMERS

Shares of the Funds are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of a Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing or trading of the Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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BUYING AND SELLING FUND SHARES

Funds issue and redeem Shares at NAV only in large blocks of Shares called Creation Units. Only institutional investors, called Authorized Participants or “APs”, may acquire Shares directly from, and tender their Shares for redemption directly to, the Funds at NAV. It is expected that only a limited number of APs will purchase and redeem Shares directly from the Funds.

Shares of the Cambria Buyout ETF and Cambria Venture ETF are not available for purchase as of the date of this Prospectus.

Except when aggregated in Creation Units, Shares are not redeemable with the Funds.

Creation Units are issued and redeemed for cash and/or in-kind for securities. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

Individual Shares will trade on the secondary market at market prices, however, which is where most retail investors will buy and sell Shares.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of Shares you must buy.

Each Fund lists and trades its Shares on the Exchange under the following trading symbols:

Fund	Trading Symbol
Cambria Global Real Estate ETF	BLDG
Cambria Buyout ETF	LBO
Cambria Venture ETF	VCAP

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

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Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Share Trading Prices. The trading prices of a Fund’s Shares may differ from the Fund’s daily NAV, and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

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ACTIVE INVESTORS AND MARKET TIMING

The Board of Trustees has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board of Trustees noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board of Trustees noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board of Trustees also noted that direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV. The Funds may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the “Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis.

NET ASSET VALUE

The net asset value, or “NAV,” of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

•	Taking the current market value of its total assets,
•	Subtracting any liabilities, and
•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

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Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of a Fund’s Shares, expenses are accrued and applied daily and stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in non-exchange traded investment companies are valued at their NAVs. Forward foreign currency contracts and swap contracts are generally valued based on the marked-to-market value of the contract. Pricing services, approved and monitored pursuant to a policy approved by the Funds’ Board, provide market quotations based on both market prices and indicative bids.

If a market quotation is not readily available or is deemed not to reflect market value, a Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. To the extent a Fund has holdings of tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund Shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Funds at www.cambriafunds.com. Among other things, this website includes this Prospectus and the SAI, and includes the Funds’ holdings, the Funds’ last annual and semi-annual reports, pricing information about Shares trading on the Exchange, daily NAV calculations, updated performance information, a historical comparison of the trading prices to NAV, premiums and discounts, and bid/ask spreads.

Each day a Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at www.cambriafunds.com. A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Premium/Discount Information. Information about the premiums and discounts at which the Funds’ Shares have traded is available at www.cambriafunds.com.

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INVESTMENTS BY OTHER INVESTMENT COMPANIES

The Trust and the Funds are part of the Cambria family of funds and related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares of each Fund beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so. These funds cannot purchase or otherwise acquire Fund Shares if such fund, and any company or companies under such acquiring fund’s control, immediately after such purchase or acquisition own in the aggregate (i) more than 3% of the total outstanding voting securities of the Fund, (ii) Fund Shares having an aggregate value in excess of 5% of the value of the acquiring fund’s total assets, or (iii) Fund Shares and securities issued by all other investment companies (other than Treasury stock of such acquiring fund) that have an aggregate value in excess of 10% of the value of the acquiring fund’s total assets.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Fund Distributions

Each Fund generally pays out dividends from its net investment income, if any, to shareholders quarterly, and distributes its net capital gains, if any, to shareholders annually. Each Fund typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to Fund shareholders as “income dividends.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the federal, state, and local tax consequences of an investment in Shares. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Tax Status of the Funds. Each Fund intends to qualify for the special tax treatment afforded to regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If the Funds qualify for treatment as regulated investment companies, and meet certain minimum distribution requirements, then they are generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders.

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Certain of a Fund’s investments may be subject to complex provisions of the Internal Revenue Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a regulated investment company, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities.

Certain Funds may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a Fund invests often do not provide complete and final tax information to a Fund until after the time that a Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or your broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest a Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consist of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Taxes on Distributions

Each Fund intends to distribute each year substantially all of its net investment income and net capital gains income. Dividends and distributions are generally taxable to you whether you receive them in cash or in additional Shares. Income distributions by the Funds, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions by the Funds that qualify as “qualified dividend income” are generally taxable to non-corporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets). In order for a distribution by a Fund to be treated as qualified dividend income, it must be attributable to dividends the Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements and you must meet similar requirements with respect to the Fund’s Shares. Distributions that a Fund receives from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT. A Fund’s investment and/or trading strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income.

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Distributions of a Fund’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the Fund as “capital gain dividends” will be taxable to you as long-term capital gains regardless of your holding period in a Fund’s Shares and regardless of whether paid in cash or reinvested in additional Shares. For non-corporate shareholders, long-term capital gains are generally taxable at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets).

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Funds that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations. A Fund’s investment and/or trading strategies may limit its ability to distribute dividends eligible for the dividends-received deduction.

Distributions in excess of a Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) first will reduce your adjusted tax basis in your Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, in the case of individuals, will be taxed at a maximum rate of 20% (or less in some cases, as noted above), if the distributions are attributable to Shares held by you for more than twelve months and as short-term capital gain or loss if they have been held for twelve months or less.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions declared to shareholders of record in October, November or December and actually paid in January of the following year may be treated as paid on December 31 of the calendar year in which declared.

A Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

You may be subject to federal back-up withholding tax, if you have not provided a Fund (or financial intermediaries, such as brokers, through which you own Shares) with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

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Taxes When Shares are Sold

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than twelve months or if held for twelve months or less will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of long-term capital gain dividends received with respect to such Shares. For tax purposes, an exchange of Shares for shares of a different Fund is the same as a sale. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

Taxes On Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus (or minus) the amount of cash paid (or received) for such Creation Unit(s). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the amount of cash received (or paid) for such Creation Unit(s). The Internal Revenue Service, however, may assert that a loss realized that is realized by an Authorized Participant upon an exchange of securities for Creation Unit(s) may not be deducted currently under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

Each Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, trust or estate, (i) a Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

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The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the Funds’ SAI.

HOUSEHOLDING POLICY

It is the policy of the Funds to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in the Fund(s) covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245 or calling us at: 855-ETF-INFO (383-4636) (toll free).

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date of this Prospectus, the Funds do not have financial highlights to present at this time.

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If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

Annual/Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in their annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information

An SAI dated August 17, 2020, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	855-ETF-INFO (383-4636) (toll free)
Write:	2321 Rosecrans Avenue, Suite 3225
El Segundo, CA 90245
Visit:	www.cambriafunds.com

Information Provided by the Securities and Exchange Commission

Additional information about the Funds filed with the SEC, including their shareholder reports and the SAI, is available (or will be available) on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

Investment Company Act File No. 811-22704.

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STATEMENT OF ADDITIONAL INFORMATION

CAMBRIA ETF TRUST

Cambria Global Real Estate ETF (BLDG)

Cambria Buyout ETF (LBO)

Cambria Venture ETF (VCAP)

2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245

PHONE: (310) 683-5500

August 17, 2020

This SAI describes additional information related to certain series of the Cambria ETF Trust. The Trust is an open-end registered management investment company under the Investment Company Act. This SAI relates to each of the Funds listed above.

Shares of each Fund are listed and traded on CBOE BZX Exchange, Inc.

Each Fund is actively managed, and Cambria Investment Management, L.P. serves as the investment adviser to the Funds. ALPS Distributors, Inc. serves as the Distributor for each Fund.

This SAI, dated August 17, 2020, as revised from time to time, is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated August 17, 2020, which incorporates this SAI by reference.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling 855-ETF-INFO (383-4636) or visiting www.cambriafunds.com. When available, an annual report for each Fund will be available in the same manner at no charge by request to the Fund(s) at the address, website, or phone number noted above. Each Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s most recent annual report to shareholders.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, who has executed an agreement with the Distributor that governs transactions in the Funds’ Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cambria” means Cambria Investment Management, L.P., the investment adviser to each Fund.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CEA” means the Commodity Exchange Act, as amended.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of Shares that each Fund issues and redeems on a continuous basis at NAV. Shares will not be issued or redeemed except in Creation Units.

“Distribution Plan” means the Funds’ Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

“Distributor” means ALPS Distributors, Inc., the distributor to each Fund.

“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.

“DTC” means the Depository Trust Company.

“ETF” means exchange-traded fund.

“Exchange” means CBOE BZX Exchange, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Funds” means the series of the Trust discussed in this SAI: Cambria Global Real Estate ETF, Cambria Buyout ETF and Cambria Venture ETF.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“IRS” means the Internal Revenue Service.

“NAV” means the net asset value of a Share.

“NSCC” means the National Securities Clearing Corporation.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the Funds’ Prospectus, dated August 17, 2020, as amended and supplemented from time to time.

“REIT” means a real estate investment trust.

“RIC” means a “regulated investment company” under Subchapter M of the Code.

“SAI” means this Statement of Additional Information, dated August 17, 2020, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of a Fund.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units. The Transaction Fee is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to each Fund, see “Transaction Fees” in this SAI.

“Trust” means the Cambria ETF Trust, a Delaware statutory trust.

TRUST AND FUNDS OVERVIEW

The Trust is a Delaware statutory trust formed on September 9, 2011 and an open-end registered management investment company comprised of twenty-two funds, eleven of which have commenced operations as of the date of this SAI, and three of which are discussed in this SAI. Each Fund is a diversified, actively-managed ETF. The offering of the Shares is registered under the 1933 Act.

Each Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of each Fund are listed and traded on the Exchange. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors because it applies only to transactions for Creation Units and most retail investors do not transact for Creation Units.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Diversification

Each Fund is “diversified” within the meaning of the Investment Company Act. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.

EXCHANGE LISTING AND TRADING

Shares of each Fund are listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, Shares under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the Investment Company Act and any of the statements regarding (a) the description of the Fund; (b) limitations on the Fund’s portfolio holdings or reference assets; or (c) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; or (iv) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.cambriafunds.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INVESTMENT POLICIES AND RESTRICTIONS

In addition to the investment objectives and policies set forth in the Prospectus, each Fund is subject to the investment restrictions set forth below. The investment policies enumerated in this section may be changed with respect to a Fund only by a vote of the holders of a majority of a Fund’s outstanding voting securities. For the purposes of the Investment Company Act, a “majority of outstanding shares” means the vote of the lesser of: (i) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

1.	The Funds may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Funds may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Funds may not engage in the business of underwriting securities except to the extent that the Funds may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Funds may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

5.	The Funds may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Funds from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.	The Funds may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

7.	Cambria Global Real Estate ETF. The Fund will concentrate (invest more than 25% of its total assets) in securities of real estate-related industries.

8.	Cambria Buyout ETF and Cambria Venture ETF. The Funds will not concentrate their investments in issuers of one or more particular industries.

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental investment policies, which may be changed by the Board without a shareholder vote upon at least 60 days’ prior written notice to shareholders:

1.	A Fund may not hold illiquid assets in excess of 15% of its net assets. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

2.	Cambria Global Real Estate ETF. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be invested in the securities of real estate companies.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the Investment Company Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets, at the time of borrowing, from banks for any purpose (the Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.

With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The Investment Company Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from banks, as described immediately above.

With respect to the fundamental policy relating to making loans set forth in (6) above, the Investment Company Act does not prohibit a Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC staff treats repurchase agreements as loans.)

Except with respect to borrowing and illiquid securities, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund or investment in illiquid securities that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.

For purposes of applying the limitations set forth in the concentration policies, the Funds, with respect to their equity holdings, will generally use the industry classifications provided by the Global Industry Classification System (GICS). With respect to the Cambria Global Real Estate ETF, securities of “real estate-related industries” means securities classified in one of these two industries of the real estate sector, as determined by GICS: (1) equity REITs and (2) real estate management and development.

Also, with respect to the limitations set forth in the Funds’ concentration policies, securities of the U.S. government (including its agencies and instrumentalities) and, except as set forth in the following sentence, tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry. To the extent that the income from a municipal bond is derived principally from a specific project or backed principally from the assets and revenue of a non-governmental user, the securities will be deemed to be from the industry of that project or user.

With respect to the Cambria Global Real Estate ETF’s non-fundamental policy to invest in the securities of real estate companies, real estate companies are defined as (i) exchange-listed REITs and (ii) companies included in the real estate sector according to GICS.

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The following chart, which supplements and should be read together with the information in the Prospectus, describe the specific investments and technique applicable to the Cambria Global Real Estate ETF (BLDG), Cambria Buyout ETF (LBO) and Cambria Venture ETF (VCAP). Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of each Fund may be changed without shareholder approval.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

	BLDG	LBO	VCAP
Cash Items	X	X	X
CFTC Regulation	X
Credit Quality Standards	X	X	X
Debt-Related Investments	X	X	X
Debt and Other Fixed Income Securities Generally	X	X	X
U.S. Government Securities	X	X	X
Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities	X
Equity-Related Investments	X	X	X
Common Stocks	X	X	X
Convertible Securities	X	X	X
Master Limited Partnerships	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X
Preferred Stocks	X	X	X
Real Estate Investment Trusts (REITs)	X	X	X
Rights and Warrants	X	X	X
Foreign Investments Generally	X	X	X
Asia-Pacific Risk	X
Australia Risk	X
Depositary Receipts	X	X	X
Emerging Markets Risk	X
Europe Risk	X
Foreign Currency Transactions	X
Foreign Government Securities	X

	BLDG	LBO	VCAP
Futures Contracts and Related Options	X
Illiquid Securities	X	X	X
Repurchase Agreements	X
Reverse Repurchase Agreements	X
Securities Lending	X	X	X

Cash Items

The Fund may invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

CFTC Regulation

The 2010 enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of derivatives, including swaps, futures and forward contracts, and the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated. Title VII of the Dodd-Frank Act creates a framework for the regulation of OTC derivatives, such as swaps. In particular, it makes broad changes to the OTC derivatives market and grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants. The legislation and the related regulations developed by the CFTC, SEC, and other federal regulators that have been and may be promulgated in the future may negatively impact a Fund’s ability to meet its investment objective either through investment limits or requirements imposed on it or any of its counterparties. In particular, capital requirements and requirements related to the mandatory clearing of OTC derivatives transactions have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.

Central Clearing. Forward currency contracts that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

To the extent a forward currency contract is not centrally cleared, the use of forward currency contracts also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which the Fund enters into forward currency contracts will be monitored by Cambria. If a counterparty’s creditworthiness declines, the value of the forward currency contract might decline, potentially resulting in losses to the Fund. Changing conditions in a particular market area may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction, but exercising these remedies could take significant time and expense.

Commodity Pool Exclusion and Registration. In February 2012, the CFTC announced substantial amendments to the exclusion in its Regulation 4.5 for registered investment companies from registration as a commodity pool operator (“CPO”). Under these amendments, if the Fund uses commodity interests (such as CFTC-regulated futures, options on futures and swaps) other than for bona fide hedging purposes (as defined by the CFTC) and seeks to claim the Regulation 4.5 exclusion from registration, the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV. Alternatively, the aggregate net notional value of these positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).

Cambria has claimed the Regulation 4.5 exclusion from registration as a CPO under the CEA, in its management of the Fund and intends to comply with one of the two alternative limitations described above. To the extent these limits are approached, Cambria may not be able to take advantage of investment opportunities for the Fund in order to comply with and maintain the exclusion.

Cover. Transactions using derivative instruments, such as forward currency contracts, may expose the Fund to an obligation to another party. Under such circumstances, the Fund will comply with SEC guidelines regarding cover for these obligations and will, if the guidelines so require, set aside cash or liquid assets in an account or on the books with its custodian in the prescribed amount as determined daily. Such cover will generally be either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts, forward contracts or swaps, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Turnover. The Fund’s forward currency contracts activities, if any, may affect its turnover rate. The sale or purchase of forward currency contracts may cause the Fund to sell or purchase related investments, thus increasing its turnover rate.

Credit Quality Standards

When investing in fixed income securities and, if applicable, preferred or convertible stocks, the Fund maintains the following credit quality standards, which apply at the time of investment:

For securities that carry a rating assigned by a nationally recognized statistical rating organization (a “Rating Organization”), Cambria will use the highest rating assigned by the Rating Organization to determine a security’s credit rating. Commercial paper must be rated at least “A-1” or equivalent by a Rating Organization. Corporate debt obligations, mortgage-backed and other asset-backed securities and municipal securities must be rated at least “B-” or equivalent by a Rating Organization. For securities that are not rated by a Rating Organization, Cambria’s internal credit rating will apply and be subject to the equivalent rating minimums described here. The Funds may retain a debt security that has been downgraded below the initial investment criteria.

Debt-Related Investments

Debt and Other Fixed Income Securities Generally

Debt securities include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and political subdivisions, foreign governments, their authorities, agencies, instrumentalities, and political subdivisions, supra-national agencies, corporate debt securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities. Debt securities may be investment grade securities or high yield securities, which are described below. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two Rating Organizations rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Ltd. (“Fitch”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by Cambria and traded publicly on the world market. The Fund, at the discretion of Cambria, may retain a debt security that has been downgraded below the initial investment criteria.

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of the Fund that invests in fixed income securities cannot be predicted with certainty. The future income of the Fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

U.S. Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and Federal Home Loan Banks (“FHLBs”).

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.

As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

Equity-Related Investments

Common Stocks

Common stock represents an ownership interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.

The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. This may not be true currently or in the future. The market value of all securities, including common stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

Convertible securities include fixed-income securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than the underlying common stock, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stock since they have fixed-income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that non-convertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”) which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Investments in Other Investment Companies or Other Pooled Investments

The Fund may invest in the securities of other investment companies to the extent permitted by law. Subject to applicable regulatory requirements, the Fund may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs). The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, an investment by the Fund in an ETF or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF or investment company. The Fund also may invest in private investment funds, vehicles, or structures.

Preferred Stocks

The Fund may invest in preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Real Estate Investment Trusts (REITs)

A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year.

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including the Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in the Fund’s fee table.

The Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, including regulations thereunder and IRS interpretations, or similar authority upon which the Fund may rely or its failure to maintain exemption from registration under the Investment Company Act.

Rights and Warrants

A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive. An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Foreign Investments Generally

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Currency Risk and Exchange Risk. Securities in which the Fund invests, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly, when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for the Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the sale of, foreign securities the Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

Asia-Pacific Risk

Investments in securities of issuers in Asia-Pacific countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asia-Pacific economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.

Certain Asia-Pacific countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors. Their securities markets are not as developed as those of other countries and, therefore, are subject to additional risks such as trading halts.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors’ perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Investments in Japan. Although Japan continues to recover from a prolonged economic downturn dating back to 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future and/or continue to lag the growth rates of other developed nations and its Asian neighbors. Economic growth in Japan is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. In the past, Japanese exports have been adversely affected by trade tariffs and other protectionist measures as well as increased competition from developing nations. Japan has few natural resources and is heavily dependent on oil imports. Higher commodity prices could therefore have a negative impact on the Japanese economy. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Despite the emergence of China as an important trading partner of Japan, strained relationships between Japan and its neighboring countries, including China, Russia, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. Increased political tension between countries in the region could adversely affect the Japanese economy and, in the event of a crisis, destabilize the region. The Japanese economy is also vulnerable to concerns of economic slowdown from within the Japanese financial system, including high levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. Japanese currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness.

In March 2011, a massive earthquake and tsunami struck northeastern Japan causing major damage to the country’s domestic energy supply, including damage to nuclear power plants. In the wake of this natural disaster, Japan’s financial markets fluctuated dramatically and the resulting economic distress affected Japan’s recovery from its recession. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the disaster’s impact on Japan’s economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist. These and other factors could have a negative impact on a Fund’s performance.

Investments in Singapore. The economy of Singapore is heavily dependent on international trade and exports. Conditions that weaken demand for its products in the Asian region or worldwide could have a significant, negative impact on Singapore’s economy as a whole. Singapore’s economy may also be particularly vulnerable to external market changes due to the country’s small size. These and other factors could have a negative impact on the Fund’s performance.

Australia Risk

Australia’s economy depends heavily on agricultural and mining sector exports as well as the economies of its key trading partners, including China, the United States, and Japan. Conditions that weaken the price and demand for its exports or natural resources and commodities, in general, could have a significant, negative impact on the Australian economy as a whole. These and other factors could have a negative impact on the Fund’s performance.

Depositary Receipts

The Fund may invest in foreign securities by purchasing sponsored and unsponsored depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

In an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the depositary holder. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. In addition, the issuers of securities underlying unsponsored depositary receipts may be subject to less stringent government supervision.

Emerging Markets Risk

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging market countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging market countries.

Europe Risk

Investing in European countries exposes the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above.

The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect the Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were recently downgraded. These downgrades may result in further deterioration of investor confidence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.

Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Most Eastern European securities markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and Ukraine in 2014. Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. The global economic crisis has restricted international credit supplies, and several Eastern European economies have faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit.

In June 2016, the UK voted in a referendum to leave the EU (“Brexit”). As a result of the referendum, S&P downgraded the United Kingdom’s (UK) credit rating from “AAA” to “AA” and the EU’s credit rating from “AA+” to “AA” in the days that followed the vote. Other credit ratings agencies have taken similar actions. On March 29, 2017, the UK invoked article 50 of the Lisbon Treaty, notifying the European Council of the UK’s intention to withdraw from the EU by the end of March 2019. However, after two years of negotiating the UK’s withdrawal from the EU, this date has been extended until October 31, 2019. Although it is unclear how withdrawal negotiations will be conducted or concluded, UK businesses are increasingly preparing for a disorderly Brexit, which could have severe consequences for European and UK businesses, the EU and UK economies, the broader global economy, and the Fund’s investments. The uncertainty associated with the Brexit process as well as the consequences that follow from its outcome could (i) adversely affect European or worldwide political, regulatory, economic, or market conditions, (ii) contribute to instability in global political institutions, regulatory agencies, and financial markets, and (iii) impact the volatility of exchange rates and interest rates. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and the UK determines which EU laws to replace or replicate. In addition, it is possible that measures could be taken to revote the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests.

Investments in the United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy. In June 2016, the United Kingdom voted in a referendum to leave the EU. For more information about “Brexit” and the associated risks, see the above description of “Europe Risk.”

Foreign Currency Transactions

The Fund may hold funds in bank deposits in U.S. or foreign currency, including during the completion of investment programs. For additional currency exposure, the Fund may also conduct currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward currency contract. These transactions will expose the Fund to foreign currency fluctuations.

The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. The successful use of forward currency contracts will usually depend on Cambria’s ability to forecast accurately currency exchange rate movements and its skill in analyzing and predicting currency values. There is no assurance that Cambria’s use of forward currency contracts will be advantageous to the Fund or that Cambria will hedge exposures at an appropriate time. The precise matching of forward contract amounts and the value of the securities involved is generally not possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Further, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a RIC under the Code or to maintain its exception from registration as a commodity pool operator under the CEA.

Forward contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If the Fund makes delivery of a currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.

Forward currency contracts have historically been individually negotiated and privately traded by currency traders and their customers, though in the future they may become centrally cleared. These contracts may result in a loss if a counterparty, including a central clearing agency, does not perform as expected or becomes insolvent. In the event of insolvency of a counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity or, even if it entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

The Fund may enter into forward contracts for a variety of reasons, including hedging and extracting investment returns.

Hedging. With respect to hedging, the Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

Position hedging and transaction hedging generally involve the Fund seeking to “lock in” the exchange rate between currencies. For example, if the Fund owned securities denominated in euros, to effectuate a position hedge, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which Cambria believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The Fund is not obligated to actively engage in currency hedging transactions; therefore, the Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

Investing. The Fund may invest in a combination of (i) forward foreign currency contracts and U.S. dollar-denominated instruments or (ii) forward currency contracts and non-U.S. dollar-denominated instruments to seek performance that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance Cambria is trying to duplicate. For example, the combination of U.S. dollar-denominated ETFs or money market instruments with “long” forward currency exchange contracts creates a position economically equivalent to an instrument denominated in the foreign currency itself.

The Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that Cambria believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and Cambria believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency. Such foreign cross-currency contracts may be considered a hedging strategy rather than a speculative strategy if the Fund’s commitment to purchase the new (more favorable) currency is limited to the market value of the Fund’s securities denominated in the old (less favorable) currency.

With respect to transactions not entered into for hedging purposes, the Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, Cambria believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Conversion. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The value of the Fund’s investments is calculated in U.S. dollars each day that the NYSE is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies depreciate relative to the U.S. dollar, the Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should decrease. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

Foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such forward currency contracts. Therefore, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the forward currency contracts until they reopen.

Foreign Government Securities

Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of foreign governments to tighten the availability of credit.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Union, and the Inter-American Development Bank.

As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Yields on foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Futures Contracts and Related Options

The Fund may purchase or sell stock index futures contracts and options thereon, including as a substitute for a comparable market position in the underlying securities, to hedge the portfolio, or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund generally chooses to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract, and that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. The Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. The Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

Cambria also may deem certain securities to be illiquid as a result of Cambria’s receipt from time to time of material, non-public information about an issuer, which may limit Cambria’s ability to trade such securities for the account of any of its clients, including the Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the Fund’s net asset value. The judgment of Cambria normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.

Repurchase agreements may be treated as loans by the SEC staff. The Fund will not enter into repurchase agreements if, as a result, the aggregate amount of the Fund’s loans would exceed 33 1/3% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending

The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that Cambria believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the entire risk of loss on any reinvested collateral received in connection with securities lending.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. Cambria will retain lending agents on behalf of the Fund based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees. The costs of lending securities are not reflected in the Fund’s Annual Fund Operating Expenses.

PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which a Fund invests because such contracts generally have a remaining maturity of less than one-year.

The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of each Fund’s shares also is excluded from the calculation of the Fund’s portfolio turnover rate. As a result, each Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a fund, the higher these transaction costs borne by the fund and its long-term shareholders. Such sales may result in the realization of taxable capital gains (including short-term capital gains, which, when distributed, are generally taxed to shareholders at ordinary income tax rates).

The Funds have not commenced operations as of the date of this SAI. Accordingly, no portfolio turnover information is provided.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of Cambria and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of three Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of Cambria. The other Trustees are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (the “Independent Trustees”). The fund complex includes all Funds advised by Cambria (the “Fund Complex”).

The Trustees, their age (by year of birth), term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age (by year of birth), term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245.

Name and Year of Birth	Position(s) Held with Trust, Term of Office, and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee*
Mebane Faber YOB: 1977	Chairperson of the Board, Trustee, and President of the Trust since 2018; Vice President of the Trust (2013 – 2018); no set term	Co–Founder and Chief Investment Officer (2006 – present), Chief Executive Officer (2018 – present), Cambria Investment Management, L.P.	11	None.
Independent Trustees
Dennis G. Schmal YOB: 1947	Trustee since 2013; no set term	Self-employed consultant (since 2003).	11	Director, AssetMark Mutual Funds (since 2007); Trustee, Wells Fargo GAI Hedge Funds (2007 – 2019); Director and Chairman, Owens Realty Mortgage Inc. (real estate) (2013 – 2019); Director, Blue Calypso (e-commerce) (2015 – 2018); Director, Merriman Holdings Inc. (financial services) (2003 – 2016); Director and Chairman, Pacific Metrics Corporation (educational services) (2005 – 2014).
Michael Venuto YOB: 1977	Trustee since 2019; no set term	CIO, Toroso Investments, LLC (since 2012).	11	None.

*	Mr. Faber is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in Cambria.

Officers

Name and Year of Birth	Position(s) Held with Trust, Term of Office, and Length of Time Served	Principal Occupation During Past 5 Years
Kimberly R. Storms YOB: 1972	Principal Financial Officer since April 2020; no set term	Senior Vice President - Director of Fund Management of ALPS Fund Services, Inc. (since 2020); Senior Vice President - Director of Fund Administration of ALPS Fund Services, Inc. (2004 – 2020).
Himanshu Surti YOB: 1974	Vice President since 2018; no set term	Chief Operating Officer and Portfolio Manager, Cambria Investment Management, L.P. (since 2014); President, Cambria Indices, LLC (since 2014); Strategy Manager, Research Affiliates, LLC (2008 – 2013).
Douglas Tyre YOB: 1980	Chief Compliance Officer since May 2018; no set term	Compliance Director, Cipperman Compliance Services, LLC (since 2014).

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Mebane Faber: Mr. Faber has extensive experience in the investment management industry, including as a portfolio manager, an author of multiple investment strategy books, and host of his own wealth management podcast.

Dennis G. Schmal: Mr. Schmal has extensive experience in the investment management industry, including as a member of senior management of the investment company audit practice at a large public accounting firm, as well as service on multiple boards of directors overseeing public companies, registered investment companies and private companies and funds.

Michael Venuto: Mr. Venuto has extensive experience in the investment management/ETF industry, including most recently as a co-founder and chief investment officer of an investment adviser.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Faber is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with Cambria and its operations, while also having two-thirds of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can direct Trust officers, Cambria, and the Fund’s third-party service providers to give presentations and address agenda topics at Board meetings.

The Board normally holds four regularly scheduled meetings each year, at least one of which is in person. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board considers whether its current structure is appropriate. As part of this self-assessment, the Board considers several factors, including the number of Funds overseen by the Board, their investment objectives, and the responsibilities entrusted to Cambria and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of Cambria and the Trust’s other service providers. As part of its oversight function, the Board monitors Cambria’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, Cambria, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended April 30, 2020, the Audit Committee met two times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee does not consider potential candidates for nomination identified by shareholders. During the fiscal year ended April 30, 2020, the Nominating Committee did not meet.

Compensation of Trustees. The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

The Independent Trustees are paid $8,750 per quarter for attendance at meetings of the Board and the Chairman of the Audit Committee receives an additional $1,250 per quarter. The Trust’s officers and any interested Trustees receive no compensation directly from the Trust. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The following table reflects compensation paid to the Trustees for the fiscal year ended April 30, 2020:

Independent Trustees	Compensation[1]	Compensation Deferred[1]	Total Compensation from the Fund Complex Paid to Trustee[1]
Dennis G. Schmal	$40,000	$0	$40,000
Michael Venuto	$35,000	$0	$35,000
Interested Trustee
Mebane Faber[2]	$0	$0	$0
[1]	Trustee compensation is allocated across the series of the Fund Complex on the basis of assets under management. Under the Funds’ Management Agreements, however, Cambria ultimately pays the compensation and expenses of the Trustees.

[2]	Mr. Faber is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in Cambria.

Equity Ownership of Trustees. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of Shares and shares of each series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Interested Trustee
Mebane Faber	n/a	None	Over $100,000
Independent Trustees
Dennis G. Schmal	n/a	None	None
Michael Venuto	n/a	None	None
[1]	Dollar ranges for Mebane Faber are based on a December 31, 2019 valuation date.

As of December 31, 2019, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, Cambria and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, including in securities that may be purchased or held by the Funds, but the access persons are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated to Cambria the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, Cambria is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. Cambria will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 855-ETF-INFO (383-4636) or by accessing the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Cambria owns all of the initial Shares issued by each Fund prior to the commencement of investment operations and the public launch of the Fund.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Advisory Agreement

Under an investment advisory agreement between Cambria and the Trust, on behalf of each Fund (the “Management Agreement”), each Fund pays Cambria a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
Cambria Global Real Estate ETF	0.59%
Cambria Buyout ETF	0.59%
Cambria Venture ETF	0.59%

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, the Funds have not paid any advisory fees to Cambria.

Cambria manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. Cambria is a registered investment adviser under the Investment Advisers Act of 1940 and is a limited partnership organized under the laws of Delaware. The address of Cambria is 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. Mebane Faber, Sofia Reyes Descendants Trust, Lani Pollock Family Trust, Lillian Elizabeth Richardson Trust, Cambria Investments Holdings, LLC, and Cambria Investments Holdings II, LLC are limited partners of the Adviser, and Cambria GP, LLC is the Adviser’s general partner. Cambria GP, LLC shares the address of the Adviser. Mebane Faber is the sole manager of, and controls, Cambria GP, LLC. Cambria GP, LLC controls the Adviser as its sole general partner. Cambria was founded in 2006 and provides investment advisory services to registered and unregistered investment companies, individuals (including high net worth individuals), pensions and charitable organizations.

Under the Management Agreement, Cambria bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto).

The Management Agreement provides that Cambria will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable to the Trust and its shareholders only for willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement also provides that Cambria may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of a Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of any person thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a majority of the outstanding shares of the Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, Massachusetts 02109, serves as the Custodian and Transfer Agent of each Fund’s assets. As Custodian, BBH has agreed to: (1) make receipts and disbursements of money on behalf of a Fund, (2) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments, and (3) make periodic reports to a Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Cambria from its fees.

As Transfer Agent, BBH has agreed to: (1) issue and redeem shares of each Fund in Creation Units, (2) make dividend and other distributions to shareholders of each Fund, (3) maintain shareholder accounts, and (4) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by Cambria from its fees.

Administrator

ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Administrator”), serves as the Administrator, and Fund Accountant to each Fund. The Administrator provides each Fund with certain required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of certain reports, updates to registration statements, and other materials required to be filed or furnished by a Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Cambria from its fees.

Securities Lending Activities

BBH (the “Securities Lending Agent”) serve as securities lending agent to the Funds. The Securities Lending Agent is responsible for the implementation and administration of the Funds’ securities lending program pursuant to a securities lending agency agreement between the Trust, on behalf of the Funds, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Funds to lend available securities with any person on its list of approved borrowers. The Securities Lending Agent (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, the Funds have not participated in the Trust’s securities lending program.

PORTFOLIO MANAGER

The following table provides information about the other accounts, in addition to the Fund, for which the portfolio manager has day-to-day management responsibility. None of the other accounts managed by the portfolio manager are subject to a performance-based advisory fee. The reporting information is provided as of June 30, 2020:

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)
Mebane Faber
Registered Investment Companies	11	$664.3
Other Pooled Investment Vehicles	0	$0
Other Accounts	378	$37.5

Potential Conflicts of Interest

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. Cambria has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance, however, that these policies and procedures will be effective.

Compensation

The portfolio manager owns an equity interest in Cambria and his compensation is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of Cambria’s clients, including the Funds and their investors, because it is in the portfolio manager’s best interests to grow the assets of its clients, including the Funds, by delivering strong performance to each. The portfolio manager may also earn a bonus each year based on the profitability of Cambria.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

Portfolio changes will generally be implemented through in-kind transactions for Creation Units; however, Cambria may execute brokerage transactions for a Fund and a Fund may incur brokerage commissions, particularly during the early stages of the Funds’ development or in the case of transactions involving realized losses. Also, a Fund may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case Cambria may need to execute brokerage transactions for a Fund. Generally, equity securities, including securities of underlying ETFs, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, Cambria may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of Cambria that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, Cambria believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, for the fiscal year ended April 30, 2020, the Funds did not pay any brokerage commissions.

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, Cambria may not select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, Cambria may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to Cambria consistent with Section 28(e) of the 1934 Act, which provides that Cambria may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as Cambria makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent Cambria obtains brokerage and research services that it otherwise would acquire at its own expense, Cambria may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

Cambria will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the 1934 Act. The types of products and services that Cambria may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Cambria may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to Cambria are not reduced as a result of the receipt of brokerage and research services.

In some cases, Cambria may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, Cambria will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while Cambria will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Cambria faces a potential conflict of interest, but Cambria believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, for the fiscal year ended April 30, 2020, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to Cambria.

Brokerage with Fund Affiliates

Although not expected, the Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, Cambria, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, for the fiscal year ended April 30, 2020, the Funds did not pay any commissions to affiliated broker dealers.

Securities of “Regular Broker-Dealers”

The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the Investment Company Act) (or the parent of the regular broker-dealers) that the Funds may hold at the close of their most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, for the fiscal year ended April 30, 2020, the Funds did not hold any securities of its “regular brokers and dealers.”

THE DISTRIBUTOR

The Distributor is ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”). In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Cambria may use its legitimate profits to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. Cambria may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. The Plan is a compensation plan, which means that, if the Plan were activated, the Distributor would be compensated regardless of its expenses, as opposed to a reimbursement plan which would reimburse only for expenses incurred.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.

Payments to Financial Intermediaries

A Fund, at its own expense, may pay additional compensation to financial intermediaries for shareholder-related services, including administrative, recordkeeping and shareholder communication services. In addition, pursuant to any applicable 12b-1 plan, the Fund may pay compensation to financial intermediaries for distribution-related services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for distribution activities and for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

Cambria or another affiliate of the Funds, out of its own resources and not as an expense of the Funds, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from Cambria or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds.

Any compensation received by a financial intermediary, whether from the Funds or their affiliates, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of the Fund over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Legal Counsel

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on September 9, 2011 and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of twenty-two funds with effective registration statements, eleven of which have commenced operations as of the date of this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of a Fund, the Trust will call a meeting of shareholders of the relevant Fund. Shareholders holding two-thirds of Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the value of an investor’s investment in the Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC acts as Securities Depository for Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

TRANSACTIONS IN CREATION UNITS

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units. Shares of the Funds will only be issued against full payment, as further described in the Prospectus and this SAI.

A Creation Unit is an aggregation of Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by Cambria to be in the best interest of the Fund. Because any short positions in the Fund’s portfolio cannot be transferred in-kind, they will be represented by cash in the Cash Component and not in the In-Kind Creation Basket.

The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to a Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, a Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit.

The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of the Funds until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by Cambria are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Cash in lieu. A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. A Fund may permit or require cash in lieu:

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c)	TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Deposit instruments;

(d)	to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or

In addition, purchases of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a)	to the extent there is a Balancing Amount;

(b)	if, on a given Business Day, the Fund announces before the open of trading that all purchases or all purchases and redemptions on that day will be made entirely in cash;

(c)	if, upon receiving a purchase order from an Authorized Participant, the Fund determines to require the purchase to be made entirely in cash;

(d)	if, on a given Business Day, the Fund requires all Authorized Participants purchasing Shares on that day to deposit cash in lieu of some or all of the Fund Deposit instruments solely because:

(i)	such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii)	in the case of the Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances;

(e)	if the Fund permits an Authorized Participant to deposit cash in lieu of some or all of the Fund Deposit instruments because such instruments are not available in sufficient quantity; or

(f)	if the Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to deposit cash in lieu of some or all of the Fund Deposit instruments because such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash in lieu are considered to be “custom orders.”

Order Cut-Off Time. For an order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Order Cut-Off Time for creation and redemption orders for the Funds is generally expected to be 4:00 p.m. Eastern time for In-Kind Creation and Redemption Baskets, and 3:00 p.m. Eastern time for Cash Value transactions. Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in a Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on a Fund’s NAV on that Business Day.

In all cases, cash and securities should be transferred to a Fund by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the second Business Day following the Transmittal Date for securities. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.

Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for the Funds may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the order is deemed received by the Distributor. Authorized Participants that submit a canceled order will be liable to a Fund for any losses resulting therefrom.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify Cambria and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by a Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to a Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of a Fund; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the Fund Deposit would have adverse tax consequences to a Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, a Fund or Cambria, have an adverse effect on the Trust, a Fund or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Cambria make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Cambria, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. A Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of a Fund’s NAV, a Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than the second Business Day following the Transmittal Date for securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to a Fund’s account at the applicable sub-custodian(s), the Distributor and Cambria shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 115% of the market value, as adjusted from time to time by Cambria, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to a Fund for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 115% (as adjusted by Cambria) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to a Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors will be required to pay to the Trust a Transaction Fee as follows:

Funds	Standard Transaction Fee*	Variable Charge
Cambria Global Real Estate ETF	$1,500	Up to 2.0%
Cambria Buyout ETF	$500	Up to 2.0%
Cambria Venture ETF	$500	Up to 2.0%

*	The Transaction Fee may be higher for transactions outside the Clearing Process.

The Standard Transaction Fee applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the table above, certain Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to 2% including the standard Transaction Fee. With cash received from the variable charge, Cambria will purchase the necessary securities for the Fund’s portfolio and return any unused portion thereof to the investor. The Transaction Fee for redemptions of Creation Units will not exceed 2% of the value of the Creation Unit(s) redeemed.

Cambria may adjust or waive the Transaction Fee from time to time. The Standard Creation/Redemption Transaction Fee is based, in part, on the number of holdings in a Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings increase. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees.

Redeeming Creation Units

Fund Redemptions. Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or an all cash payment (i.e., the Cash Value), in all instances equal to the value of a Creation Unit. Because short positions cannot be transferred in kind, however, any short positions in a Fund’s portfolio will be represented by cash in the Cash Redemption Amount and not in the In-Kind Redemption Basket.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, a Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to a Fund.

The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by Cambria or the Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.

In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for the Funds may be subject to a variable charge, as explained above. If applicable, information about the Cash Value will be made available by Cambria or the Transfer Agent.

From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash in lieu. A Fund may, in its sole discretion, permit or require the substitution of an amount of cash to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. A Fund may permit or require cash in lieu:

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c)	TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Redemption instruments;

(d)	to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or

In addition, redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a)	to the extent there is a Balancing Amount;

(b)	if, on a given Business Day, the Fund announces before the open of trading that all redemptions or all purchases and redemptions on that day will be made entirely in cash;

(c)	if, upon receiving a redemption order from an Authorized Participant, the Fund determines to require the redemption to be made entirely in cash;

(d)	if, on a given Business Day, the Fund requires all Authorized Participants redeeming Shares on that day to receive cash in lieu of some or all of the Fund Redemption instruments solely because:

(i)	such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii)	in the case of the Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(e)	if the Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to receive cash in lieu of some or all of the Fund Redemption instruments because:

(i)	such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or

(ii)	a holder of Shares of the Fund’s foreign holdings would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind.

Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All redemption orders involving cash in lieu are considered to be “custom redemptions.”

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

An Authorized Participant submitting a redemption order is deemed to represent to a Fund that, as of the close of that Business Day, it (or its client) will own (within the meaning of Rule 200 of Regulation SHO) or has arranged to borrow for delivery to the Trust on or prior to the settlement date of the redemption request, the requisite number of Shares of the relevant Fund to be redeemed as a Creation Unit. In either case, the Authorized Participant is deemed to acknowledge that: (i) it (or its client) has full legal authority and legal right to tender for redemption the requisite number of Shares of the applicable Fund and to receive the entire proceeds of the redemption; and (ii) if such Shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement affecting legal or beneficial ownership of such Shares being tendered, there are no restrictions precluding the tender and delivery of such Shares (including borrowed shares, if any) for redemption, free and clear of liens, on the redemption settlement date. A Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by a Fund.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify Cambria and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.

The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Delivery of Redemption Basket. Once a Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees.

Settlement of Foreign Securities and Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of the Transmittal Date (“T”) plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. Given that foreign securities settle in accordance with the normal rules of settlement of such securities in the applicable foreign market, coupled with foreign market holiday schedules, the Settlement Date may be up to 14 calendar days after the Transmittal Date in certain circumstances.

The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Because the Funds’ portfolio securities may trade on days that the Funds’ Exchange is closed or on days that are not Business Days for the Funds, Authorized Participants may not be able to redeem their Shares, or to purchase and sell Shares on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant non-U.S. markets.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. A Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding. For further information, see the “Net Asset Value” section of the Prospectus, which is incorporated by reference here.

TAXATION

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the tax information contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. For federal income tax purposes, each Fund will elect and will seek to qualify to be treated as a RIC under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of each Fund’s taxable year: (A) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where the Fund corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, the Funds may be required to dispose of certain assets. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund would be subject to federal tax on all of its taxable income at the regular corporate rate, without any deduction for dividends to shareholders. In such event, dividend distributions (including capital gains distributions) would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and non-corporate shareholders may be eligible for taxation at reduced rates for qualified dividend income and corporate shareholders may benefit from the dividends received deduction available in some circumstances. In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Funds intend to distribute annually to shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If a Fund failed to satisfy the Distribution Requirement for any taxable year, the Fund would be taxed as a regular corporation, with consequences generally similar to those described above. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a 4% non-deductible excise tax will be imposed to the extent a Fund fails to distribute by the end of the calendar year at least 98% of its ordinary taxable income and 98.2% of capital gain net income (excess of capital gains over capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). Each Fund intends to make sufficient distributions to avoid liability for this excise tax, but can make no assurance that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders. The Funds receive income generally in the form of dividends on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income (as discussed below), whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Funds receive from an ETF, an underlying fund taxable as a RIC, or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT.

A Fund’s trading strategies may limit its ability to distribute dividends eligible for treatment as qualified dividend income.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in such Fund.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. A Fund’s trading strategies may limit its ability to distribute dividends eligible for the dividends-received deduction.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Distributions may be subject to state and local taxes. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales, Exchanges or Redemptions. A sale of Shares or redemption of Creation Units may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the Shares have been held for more than 12 months, and short-term capital gain or loss if the Shares are held for 12 months or less. Any loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any long-term capital gain dividends received by the shareholders.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus (or minus) the amount of cash paid (or received) for such Creation Unit(s). The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems one or more Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the amount of cash received (or paid) for such Creation Unit(s). The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Unit(s) may not be deducted currently under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less should be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust on behalf of a Fund has the right to reject an order for a purchase of Shares of a Fund if the purchaser (or a group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Cost Basis Reporting. The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Medicare Tax. Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a U.S. federal Medicare contribution tax of 3.8%. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Any taxable dividends (including capital gain distributions) paid by a Fund, and gain realized on the sale or redemption of Fund shares, will constitute investment income of the type subject to this tax.

Tax Treatment of Complex Securities. The tax principles applicable to transactions in financial instruments that may be engaged in by a Fund are complex and, in some cases, uncertain. Such transactions and investments may affect a Fund’s ability to qualify as a RIC and/or cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. In limited cases, the tax rules applicable to a Fund’s investment in complex securities may subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. These special rules of the Code may, among other things, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. These gains or losses increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of that Fund’s net capital gain. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and that are not part of a straddle. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Additionally, the Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Certain foreign currency and futures contracts are considered “Section 1256 contracts” for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. The requirement to mark to market may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution requirement and for avoiding the excise tax discussed above. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

A Fund may invest in U.S. REITs. Investments in U.S. REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or your broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs”, the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to such Fund, if such Fund derives such income from its business of investing in stock, securities or currencies. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Foreign Taxes. Investment income received by the Funds from sources within foreign countries and gains they realize on the disposition of foreign securities may be subject to foreign income taxes withheld at the source, which would reduce the yield on the Funds stock or securities. The U.S. has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Funds’ assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign issuers, that Fund will be eligible and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by that Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against federal income taxes. You may be subject to rules that limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by the Fund in which you invest. If a Fund makes the election, such Fund (or your broker) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Shares) will be required in certain cases to impose “backup withholding” at a rate of 24% and remit to the U.S. Treasury the amount withheld on amounts paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, who have failed to certify to the Funds when required to do so that they are not subject to backup withholding, or who have failed to certify to the Funds that they are a U.S. person (including a resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Except as described below, dividends paid by a Fund to non-U.S. Shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from taxable ordinary income. In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions to a non-U.S. Shareholder of net long-term capital gains over net short-term capital loss or upon such a shareholder’s sale or other disposition of Shares. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax of 30% will apply to payments to certain foreign entities of U.S.-source dividends unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay an additional amounts in respect to any amounts withheld. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of a Fund’s common shares.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

FINANCIAL STATEMENTS

Because the Funds had not yet commenced operations as of the date of this SAI, the Funds do not have financial statements to present at this time. The Funds’ audited financial statements, when available, will be incorporated by reference into this SAI.

Appendix A

Proxy Voting Policies and Procedures for the Trust

CAMBRIA INVESTMENT MANAGEMENT, L.P.

Proxy Voting Policies and Procedures

Introduction

Cambria Investment Management, LP (“Cambria”) is a registered investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). Cambria provides investment advisory services to various types of clients such as registered funds, unregistered private funds and separate accounts. Pursuant to the terms of an investment management agreement between Cambria and its client or as a result of some other type of specific delegation by the client, Cambria is often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Cambria has developed the following Proxy Voting Policies and Procedures (the “Procedures”) in order to ensure that Cambria votes proxies or gives proxy voting advice that is in the best interests of its clients.

Procedures for Voting Proxies

To help make sure that Cambria votes client proxies in accordance with the Procedures and in the best interests of clients, Cambria has established a Management Committee (the “Committee”), which is responsible for overseeing the Cambria’s proxy voting process.

The person(s) representing the Committee may change from time to time. The Committee will meet as necessary to help Cambria fulfill its duties to vote proxies for clients, but in any event, will meet at least quarterly to discuss various proxy voting issues.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow Cambria to vote proxies in a manner consistent with the goals of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by Cambria. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, Cambria will vote proxies generally in accordance with such Procedures, although in certain cases, the CEO or designee may direct a particular proxy to be voted contrary to the Procedures if the CEO or designee believes that such a vote would better serve the client’s best interests.

In order to facilitate the actual process of voting proxies, Cambria has contracted with Egan-Jones Proxy Services (“Egan-Jones”). Both Egan-Jones and the client’s custodian monitor corporate events for Cambria. Cambria gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to Egan-Jones so that Egan-Jones may vote the proxies.

After receiving the proxy statements, Egan-Jones will review the proxy issues and vote them in accordance with Cambria’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, Egan-Jones will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Egan-Jones Proxy Services Proxy Voting Principles and Guidelines (the “Guidelines”). If the Procedures do not address a particular proxy issue, Egan-Jones will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures. After a proxy has been voted, Egan-Jones will create a record of the vote in order to help Cambria’s comply with their duties listed under “Availability of Proxy Voting Records and Recordkeeping” below. If a client provides Cambria with its own recommendations on a given proxy vote, Cambria will forward the client’s recommendation to Egan-Jones who will vote the client’s proxy pursuant to the client’s recommendation.

The Committee is responsible for overseeing Egan-Jones’s proxy voting activities for Cambria’s clients and will attempt to ensure that Egan-Jones is voting proxies pursuant to the Procedures. As part of the Committee’s oversight of Egan-Jones, the Committee will periodically review Egan-Jones’s conflict of interest procedures and any other pertinent procedures or representations from Egan-Jones in an attempt to ensure that Egan-Jones will make recommendations for voting proxies in an impartial manner and in the best interests of Cambria’s clients. There may be times when Cambria believes that the best interests of the client will be better served if Cambria votes a proxy counter to Egan-Jones’s recommended vote on that proxy. In those cases, the Committee will generally review the research provided by Egan-Jones on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with Cambria’s Procedures and in the best interests of the client.

With the exception of proxies from non-U.S. issuers, Cambria will attempt to vote every proxy which it or its agents receive when a client has given Cambria the authority and direction to vote such proxies. However, there are situations in which Cambria may not be able to process a proxy. For example, Cambria may not have sufficient time to process a vote because Cambria or its agents received a proxy statement in an untimely manner, or Cambria may in certain situations be unable to vote a proxy in relation to a security that is on loan pursuant to a securities lending program. Use of a third party service, such as Egan-Jones, and relationships with multiple custodians can help mitigate a situation where Cambria is unable to vote a proxy.

International Proxy Voting

There are significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders. For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for proxy to vote; and (v) evaluation the cost of voting. Further, these difficulties and costs will vary by country. As a result, Cambria will generally abstain from voting on all non-U.S. company proxies. Nonetheless, when Cambria becomes aware of an issue to be voted on regarding a non-U.S. company that is likely to impact the economic value of the underlying securities, that its vote may influence the outcome, and that the benefits of voting exceed the expected costs, Cambria will make a reasonable effort to vote such proxies in a manner consistent with Cambria’s Procedures.

Company Management Recommendations

When determining whether to invest in a particular company, one of the factors Cambria may consider is the quality and depth of the company’s management. As a result, Cambria believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, Cambria’s votes are cast in accordance with the recommendations of the company’s management. However, Cambria will normally vote against management’s position when it runs counter to the Guidelines, and Cambria will also vote against management’s recommendation when such position is not in the best interests of Cambria’s clients.

Conflicts of Interest

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of Cambria may not be influenced by outside sources who have interests which conflict with the interests of Cambria’s clients when voting proxies for such clients. However, in order to ensure that Cambria votes proxies in the best interests of the client, Cambria has established various systems described below to properly deal with a material conflict of interest.

Most of the proxies which Cambria receives on behalf of its clients are voted by Egan-Jones in accordance with these pre-determined, pre-approved Procedures. As stated above, these Procedures are reviewed and approved by the Committee at least annually normally during the first quarter of the calendar year and at other necessary times. The Procedures are then utilized by Egan-Jones going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help Cambria vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by Egan-Jones pursuant to the pre-determined Procedures, it normally will not be necessary for Cambria to make a real-time determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Cambria from the proxy voting process.

In the limited instances where Cambria is considering voting a proxy contrary to Egan-Jones’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving Cambria or affiliated persons of Cambria. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in “Procedures for Voting Proxies” above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by Egan-Jones and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with Cambria’s Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with Egan-Jones’s original recommendation. Documentation of the reasons for voting contrary to Egan-Jones’s recommendation will generally be retained by Cambria.

Availability of Proxy Voting Information and Record Keeping

Clients of Cambria will be directed to the CCO or designee to obtain information from Cambria on how their securities were voted. At the beginning of a new relationship with a client, Cambria will provide clients with a concise summary of Cambria’s proxy voting process and will inform clients that they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part 2 of Cambria’s Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.

Cambria will also retain extensive records regarding proxy voting on behalf of clients. Cambria will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by Egan-Jones or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of Cambria’s clients (via Egan-Jones); (iv) records of a client’s written request for information on how Cambria voted proxies for the client, and any Cambria written response to an oral or written client request for information on how Cambria voted proxies for the client; and (v) any documents prepared by Cambria that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of Cambria.

Proxy Voting Guidelines

The Guidelines summarize Cambria’s position on various issues and give a general indication as to how Cambria will vote shares on each issue. The Management Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client’s investments. Although Cambria will usually vote proxies in accordance with these Guidelines, Cambria reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, Cambria determines that a client’s best interests would be served by such a vote. Moreover, the list of Guidelines may not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, Cambria will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client.

Cambria generally considers that clients’ best interests are served by the promotion of high levels of corporate governance and adequate disclosure of company policies and practices. The Guidelines are available upon request to the CCO or CEO or designee.

CAMBRIA ETF TRUST

PART C

Item 28.	Exhibits.

(a)(i)	Certificate of Trust dated September 9, 2011 of Cambria ETF Trust (“the Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(i) to the Registrant’s initial registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000898432-12-000511 on April 23, 2012.

(a)(ii)	Registrant’s Trust Instrument, as adopted September 9, 2011, is incorporated herein by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-14-001417 on March 4, 2014.

(b)	Registrant’s By-laws, as adopted September 9, 2011, are incorporated herein by reference to Exhibit (b) to the Registrant’s initial registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0000898432-12-000511 on April 23, 2012.

(c)	See Articles IV, V, and VI of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws.

(d)(i)	Investment Advisory Agreement dated June 26, 2018 between the Registrant and Cambria Investment Management, L.P. (“Cambria”) is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(d)(ii)	Revised Schedule A, as of June 11, 2020, to the Investment Advisory Agreement dated June 26, 2018 between the Registrant and Cambria Investment Management, L.P. (“Cambria”) is filed herewith..

(d)(iii)	Revised Schedule A to the Investment Advisory Agreement, reflecting the addition of the Cambria Africa ETF, Cambria Endowment Style ETF and Cambria Global Tail Risk ETF, to be filed by amendment.

(d)(iv)	Fee Waiver Agreement dated July 12, 2019 between the Registrant and Cambria, relating to the Cambria Cannabis ETF, is incorporated herein by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-010135 on July 12, 2019.

(e)(i)	Distribution Agreement dated April 1, 2020 between the Registrant and ALPS Distributors, Inc. (“ADI”) is incorporated herein by reference to Exhibit (e)(i) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

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(e)(ii)	Revised Appendix A to the Distribution Agreement, reflecting the addition of the Cambria Africa ETF, Cambria Endowment Style ETF and Cambria Global Tail Risk ETF, to be filed by amendment.

(e)(iii)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(ii) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001144204-13-026100 on May 3, 2013.

(f)	Not applicable.

(g)(i)	Custodian and Transfer Agent Agreement dated April 3, 2013 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-015805 on July 29, 2016.

(g)(ii)	Amendment, dated July 12, 2019, to the Custodian and Transfer Agent Agreement dated April 3, 2013 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-010135 on July 12, 2019.

(h)(i)	Services Agreement dated April 1, 2020 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(i) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(h)(ii)	Revised Schedule C to the Services Agreement, reflecting the addition of the Cambria Africa ETF, Cambria Endowment Style ETF and Cambria Global Tail Risk ETF, to be filed by amendment.

(i)(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to the Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Sovereign Bond ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Tail Risk ETF, and Cambria Covered Call Strategy ETF, is incorporated herein by reference to Exhibit (i)(i) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(i)(ii)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Trinity ETF, is incorporated herein by reference to Exhibit (i)(ii) to Post-Effective Amendment No. 81 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016791 on September 10, 2018.

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(i)(iii)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Cannabis ETF, is incorporated herein by reference to Exhibit (i)(iii) to Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-010135 on July 12, 2019.

(i)(iv)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Global Real Estate ETF, Cambria Venture ETF and Cambria Buyout ETF, is filed herewith.

(i)(v)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Managed Futures Strategy ETF, Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Long Short ETF, Cambria Africa ETF, Cambria Endowment Style ETF and Cambria Global Tail Risk ETF, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Letter of Investment Intent is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 000114204-13-026100 on May 3, 2013.

(m)	Amended and Restated 12b-1 Distribution and Service Plan dated April 1, 2020 and Schedule A, as last revised June 11, 2020, is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(n)	Not applicable.

(o)	Reserved.

(p)(i)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(i) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001144204-13-026100 on May 3, 2013.

(p)(ii)	Code of Ethics of Cambria is incorporated herein by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(p)(iii)	Code of Ethics of ADI is incorporated herein by reference to Exhibit (p)(iii) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

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(q)(i)	Powers of Attorney for Ms. Storms, dated April 7, 2020; Messrs. Faber and Venuto, dated April 1, 2020; and Mr. Schmal, dated March 10, 2020 are incorporated herein by reference to Exhibit (q)(i) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(q)(ii)	Opinion of counsel, Fox Rothschild, LLP, regarding legal status of Cannabis Companies held by the Cambria Cannabis ETF, dated July 15, 2019, is incorporated herein by reference to Exhibit (q)(iii) to Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-010135 on July 12, 2019.

(q)(iii)	Opinion of counsel, Fox Rothschild, LLP, regarding legal status of Cannabis Companies held by the Cambria Cannabis ETF, dated May 29, 2020, is incorporated herein by reference to Exhibit (q)(iii) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

Item 29.	Persons Controlled by or Under Common Control with the Fund.

Upon the commencement of operations of the Cambria Managed Futures Strategy ETF, the Registrant will own 100% of the Cambria Managed Futures Strategy CFC, an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

Item 30.	Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Trust Instrument adopted as of September 9, 2011 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Securities Act” or the “1933 Act”), and the Investment Company Act of 1940, as amended. The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 2 and 3 of the Registrant’s Trust Instrument provide as follows:

Section 2.	INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

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(ii)	as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)	in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

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Section 3.	INDEMNIFICATION OF SHAREHOLDERS.

If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Section 9 of the Investment Advisory Agreement between the Registrant and Cambria Investment Management, L.P. provides:

(a)	Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust. Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, director, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of Adviser even though paid by it.

(b)	Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the Trust and its assets. Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust. Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c)	Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d)	Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 6 of the Distribution Agreement between the Registrant and ALPS Distributors, Inc. provides:

6.	Standard of Care; Limitation of Liability; Indemnification.

(a)	ALPS shall be obligated to act in good faith and to exercise commercially reasonable care and diligence in the performance of its duties under this Agreement.

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(b)	Notwithstanding anything in this Agreement to the contrary, ALPS and each of its affiliates, members, shareholders, directors, officers, partners, employees, agents, successors or assigns (“ALPS Associates”) shall not be liable to the Trust for any action or inaction of any ALPS Associate except to the extent of direct Losses[1] finally determined by a court of competent jurisdiction to have resulted solely from the gross negligence, willful misconduct, bad faith, reckless disregard or fraud of ALPS in the performance of ALPS’ duties, obligations or responsibilities, or with respect to its representations, warranties or indemnities, set forth in this Agreement or under an Authorized Participant Agreement.

(c)	Notwithstanding anything in this Agreement to the contrary, except with respect to all amounts payable by the Trust as part of its indemnification obligations under this Section 6, under no circumstances shall either party be liable for Losses that are indirect, special, incidental, consequential, punitive, exemplary or enhanced or that represent lost profits, opportunity costs or diminution of value.

(d)	The Trust shall indemnify, defend and hold harmless ALPS Associates from and against Losses (including legal fees and costs to enforce this provision) that ALPS Associates suffer, incur, or pay as a result of any third-party claim or claim among the parties arising out of the subject matter of or otherwise in any way related to this Agreement or an Authorized Participant Agreement (“Claims”), except to the extent it is finally determined by a court of competent jurisdiction that such Losses resulted solely from the gross negligence, willful misconduct, fraud, bad faith or reckless disregard of ALPS in the performance of ALPS’ duties or obligations under this Agreement or under an Authorized Participant Agreement. Claims include but are not limited to:

(i)	all actions taken by ALPS or ALPS Associates that are necessary to provide the services under this Agreement and/or an Authorized Participant Agreement, or in reliance upon any instructions, information, or requests, whether oral, written or electronic, received from the Trust or its officers; or

(ii)	any Claims that the registration statement, prospectus, statement of additional information, shareholder report, sales literature and advertisements approved for use by the Trust and/or the Trust’s investment adviser or other information filed or made public by the Trust (as from time to time amended) include an untrue statement of a material fact or omission of a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the prospectus and statement of additional information, in light of the circumstances under which they were made) not misleading under the 1933 Act, the 1940 Act, or any other statute, regulation, self-regulatory organization rule or applicable common law.

(e)	ALPS shall indemnify, defend and hold harmless the Trust, the Fund’s investment adviser and their respective officers, directors, agents, and employees (“Trust Associates”) from and against Losses (including legal fees and costs to enforce this provision) that Trust Associates suffer, incur, or pay as a result of any third-party Claims arising solely from ALPS’ gross negligence, willful misconduct, bad faith, reckless disregard or fraud in the performance of its duties, obligations, or responsibilities set forth in this Agreement.

[1]	As used in this Agreement, the term “Losses” means any and all compensatory, direct, indirect, special, incidental, consequential, punitive, exemplary, enhanced or other damages, settlement payments, attorneys’ fees, costs, damages, charges, expenses, interest, applicable taxes or other losses of any kind.

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(f)	Any expenses (including legal fees and costs) incurred by ALPS Associates in defending or responding to any Claims (or in enforcing this provision) shall be paid by the Trust on a quarterly basis prior to the final disposition of such matter upon receipt by the Trust of an undertaking by ALPS to repay such amount if it shall be determined that ALPS is entitled to be indemnified. Notwithstanding the foregoing, nothing contained in this paragraph or elsewhere in this Agreement shall constitute a waiver by the Trust of any of its legal rights available under U.S. federal securities laws or any other laws whose applicability is not permitted to be contractually waived.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S.  Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

Cambria Investment Management, L.P. (the “Adviser”) serves as investment advisor for each series of the Trust. The principal address of the Adviser is 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature, not including positions with the Trust set forth in the Statement of Additional Information, in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Adviser	Name of Other Company	Connection with Other Company
Mebane Faber – Chief Investment Officer	The Idea Farm	Founder
Himanshu Surti – Chief Operating Officer	Cambria Indices, LLC	Cambria Operating Officer and President
Douglas Tyre – Chief Compliance Officer	Cipperman Compliance Services, LLC	Compliance Director

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Item 32.	Principal Underwriters.

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, CC Real Estate Income Fund, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Holland Series Fund, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, RiverNorth Funds, Sierra Total Return Fund, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	The following directors and officers of the Distributor, ALPS Distributors, Inc., hold the following positions. The principal business address for all directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Name*	Position with Underwriter	Positions with Fund
Bradley J. Swenson	President, Chief Operating Officer, Director	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Stephen J. Kyllo	Vice President, Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

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Item 33.  Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Registrant: Cambria Investment Management, L.P. 2321 Rosecrans Ave., Suite 3225 El Segundo, CA 90245
Adviser: Cambria Investment Management, L.P. 2321 Rosecrans Ave., Suite 3225 El Segundo, CA 90245
Distributor: ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203
Administrator: ALPS Fund Services, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203
Custodian: Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02109

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 130 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 17th day of August, 2020.

CAMBRIA ETF TRUST

By:	/s/ Mebane Faber
Mebane Faber
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Kimberly R. Storms Kimberly R. Storms*	Principal Financial Officer (Principal Accounting Officer)	August 17, 2020

/s/ Mebane Faber Mebane Faber	President and Trustee	August 17, 2020

/s/ Michael Venuto Michael Venuto*	Trustee	August 17, 2020

/s/ Dennis G. Schmal Dennis G. Schmal*	Trustee	August 17, 2020

*/s/ Mebane Faber Mebane Faber Attorney-in-Fact Pursuant to Power of Attorney

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